ING

                                        May 4, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


 Re: Separate Account B of ING USA Annuity and Life Insurance Company EDGAR CIK: 0000836687
      File Nos. 333-117260, 811-05626
      Prospectus Name: SmartDesign SimpleChoice
      Certification pursuant to Rule 497(j)
      of the Securities Act of 1933, as amended (the "1933 Act")
      ----------------------------------------------------------------

Ladies and Gentlemen:

     Please be advised that in lieu of filing copies of the SMARTDESIGN SIMPLECHOICE Prospectus and Statement of Additional Information under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

     (1) The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment, and

     (2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                                Sincerely,


                                /s/ Linda E. Senker
                                -------------------
                                Linda E. Senker
                                Counsel




1475 Dunwoody Drive             SMARTDESIGN
West Chester, PA  19380-1478    Issued by ING USA Annuity and Life
                                Insurance Company

                                Tel:  (610) 425-4139
                                Fax:  (610) 425-3520